Leases (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-cancelable Operating Leases and Capital Leases

Future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Operating leases	Capital leases
2012	258,336	4,620
2013	232,569	4,656
2014	211,544	4,510
2015	193,874	4,260
2016	176,063	4,239
Thereafter	635,608	42,335

	$1,707,994	64,620

Less portion representing interest		(21,256)

Total capital lease obligations, including current portion		$43,364